Commitments (Details) - USD ($)			9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 23, 2023	Nov. 01, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Commitments (Details) [Line Items]
Number of sale units (in Shares)			50,000
Offering price (in Dollars per share)			$ 7.5
Aggregate purchase price		$ 10,050,000		$ 225,400,000
Deferred underwriting fees	$ 2,415,000
IPO [Member]
Commitments (Details) [Line Items]
Number of sale units (in Shares)					3,000,000
Offering price (in Dollars per share)					$ 10
Aggregate purchase price		$ 230,000,000			$ 30,000,000
Cash underwriting discount per unit (in Dollars per share)					$ 0.2
Cash underwriting discount					$ 4,600,000
Deferred underwriting fees			$ 8,050,000		$ 8,050,000
Underwriting Discount [Member]
Commitments (Details) [Line Items]
Deferred underwriting commission per unit (in Dollars per share)					$ 0.35
Deferred underwriting commission					$ 8,050,000
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Number of sale units (in Shares)			3,000,000
Offering price (in Dollars per share)			$ 10
Aggregate purchase price			$ 30,000,000
Cash underwriting discount per unit (in Dollars per share)			$ 0.2
Cash underwriting discount			$ 4,600,000
Deferred underwriting commission per unit (in Dollars per share)			$ 0.35
Deferred underwriting commission			$ 8,050,000
Maximum [Member] | Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Deferred underwriting discount	8,050,000
Minimum [Member] | Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Deferred underwriting discount	$ 5,635,000